Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2019
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Entity Central Index Key	0000923184
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2020
Document Effective Date	Apr. 29, 2020
Prospectus Date	Apr. 29, 2020
Matthews Asia Total Return Bond Fund | Investor Class Shares
Prospectus:
Trading Symbol	MAINX
Matthews Asia Total Return Bond Fund | Institutional Class Shares
Prospectus:
Trading Symbol	MINCX
MATTHEWS ASIA CREDIT OPPORTUNITIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICPX
MATTHEWS ASIA CREDIT OPPORTUNITIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCRDX
Institutional Class Prospectus | Matthews Emerging Markets Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	MIEFX
Institutional Class Prospectus | MATTHEWS ASIAN GROWTH AND INCOME FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICSX
Institutional Class Prospectus | MATTHEWS ASIA DIVIDEND FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIPIX
Institutional Class Prospectus | MATTHEWS CHINA DIVIDEND FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICDX
Institutional Class Prospectus | MATTHEWS ASIA VALUE FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MAVAX
Institutional Class Prospectus | MATTHEWS ASIA GROWTH FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIAPX
Institutional Class Prospectus | MATTHEWS PACIFIC TIGER FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIPTX
Institutional Class Prospectus | Matthews Asia ESG Fund | Institutional Class Shares
Prospectus:
Trading Symbol	MISFX
Institutional Class Prospectus | MATTHEWS EMERGING ASIA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIASX
Institutional Class Prospectus | MATTHEWS ASIA INNOVATORS FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MITEX
Institutional Class Prospectus | MATTHEWS CHINA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICFX
Institutional Class Prospectus | MATTHEWS INDIA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIDNX
Institutional Class Prospectus | MATTHEWS JAPAN FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIJFX
Institutional Class Prospectus | MATTHEWS KOREA FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MIKOX
Institutional Class Prospectus | MATTHEWS ASIA SMALL COMPANIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MISMX
Institutional Class Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND | Institutional Class Shares
Prospectus:
Trading Symbol	MICHX
Investor Class Prospectus | Matthews Emerging Markets Equity Fund | Investor Class Shares
Prospectus:
Trading Symbol	MEGMX
Investor Class Prospectus | MATTHEWS ASIAN GROWTH AND INCOME FUND | Investor Class Shares
Prospectus:
Trading Symbol	MACSX
Investor Class Prospectus | MATTHEWS ASIA DIVIDEND FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAPIX
Investor Class Prospectus | MATTHEWS CHINA DIVIDEND FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCDFX
Investor Class Prospectus | MATTHEWS ASIA VALUE FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAVRX
Investor Class Prospectus | MATTHEWS ASIA GROWTH FUND | Investor Class Shares
Prospectus:
Trading Symbol	MPACX
Investor Class Prospectus | MATTHEWS PACIFIC TIGER FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAPTX
Investor Class Prospectus | Matthews Asia ESG Fund | Investor Class Shares
Prospectus:
Trading Symbol	MASGX
Investor Class Prospectus | MATTHEWS EMERGING ASIA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MEASX
Investor Class Prospectus | MATTHEWS ASIA INNOVATORS FUND | Investor Class Shares
Prospectus:
Trading Symbol	MATFX
Investor Class Prospectus | MATTHEWS CHINA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCHFX
Investor Class Prospectus | MATTHEWS INDIA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MINDX
Investor Class Prospectus | MATTHEWS JAPAN FUND | Investor Class Shares
Prospectus:
Trading Symbol	MJFOX
Investor Class Prospectus | MATTHEWS KOREA FUND | Investor Class Shares
Prospectus:
Trading Symbol	MAKOX
Investor Class Prospectus | MATTHEWS ASIA SMALL COMPANIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MSMLX
Investor Class Prospectus | MATTHEWS CHINA SMALL COMPANIES FUND | Investor Class Shares
Prospectus:
Trading Symbol	MCSMX